Label	Element	Value
Dreyfus Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000053808_SupplementTextBlock	April 29, 2015

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus Emerging Markets Debt Local Currency Fund Supplement to Summary and Statutory Prospectuses dated October 1, 2014 As Revised November 25, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Emerging Markets Debt Local Currency Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following information supersedes and replaces any contrary information in the summary prospectus and statutory prospectus:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund’s benchmark is the JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EM Global Diversified), an unmanaged index that tracks local currency bonds issued by emerging market governments.  The GBI-EM Global Diversified consists of regularly traded, liquid fixed-rate, local currency government bonds and includes only those countries that give access to their capital markets to global investors.